Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 115.8	$ 46.1
Less future interest charges	(17.9)	(13.0)
Total discounted lease obligations	97.9	33.1
Less: current portion of lease obligations	(45.7)	(13.6)
Non-current portion of lease obligations	52.2	19.5
Within one year
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	50.7	14.1
Between one and five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	53.1	17.6
Beyond five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 12.0	$ 14.4